RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Aug. 01, 2012	Jul. 10, 2012
Common stock owned by Mediswipe, Inc.	6,000,000	6,000,000
Approximately representation of Company's outstanding common stock	33
Amount owed to Mediswipe	$ 68,186		$ 69,934
Non-qualified stock option to purchase				800,000
Exercise price per share				0.30
Option vest as follows:			200,000	200,000
Convertible promissory note					50,000
Shares of restricted common stock					100,000
Michael Friedman, President
Management fees paid	2,740
Barry Hollander, CFO
Management fees paid	$ 2,000
Common stock issued	366,000
Value of share	$ 0.033